ALPHA ANALYTICS
                                INVESTMENT TRUST





                           ALPHA ANALYTICS VALUE FUND

                      ALPHA ANALYTICS SMALL CAP QUANT FUND

                       ALPHA ANALYTICS DIGITAL FUTURE FUND















                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2000

                        ALPHA ANALYTICS INVESTMENT TRUST
                           Alpha Analytics Value Fund
                      Alpha Analytics Small Cap Quant Fund
                       Alpha Analytics Digital Future Fund
                      1901 Avenue of the Stars, Suite 1100
                              Los Angeles, CA 90067





                                                               February 29, 2000

Dear Fellow Shareholders:

This letter covers the six month period from July 31, 1999 through January 31, 2000. It is an integral part of the Alpha Analytics Mutual Funds' semi-annual report.

The Alpha Analytics Value Fund and the Alpha Analytics Small Cap Quant Fund finished their first full year of operations in December, 1999.

Our funds started to be regularly tracked by Lipper and Morningstar. This allows potential shareholders to easily compare the Alpha Analytics mutual funds with their peers.

Several exciting things happened during the last six months. Let me share some of them with you.

The performance of the Alpha Analytics Small Cap Quant Fund over the 12 months ending January 31, 2000, has been disappointing. Its return was -3.07%. Morningstar ranks it in the bottom 10% of all Small Cap Blend Funds for this period. Because of these disappointing results, we reviewed the quantative model we had been using and changed it significantly. The performance over shorter and more recent time periods tells a different story. Over the three months ending January 31, 2000, Morningstar ranks the Small Cap Quant Fund in the top 37%, and for the month of January, 2000 in the top 17% of Small Cap Blend Funds. We believe that this improvement in performance is due to the refinement in our quantatively based investment strategy which we have been implementing since September, 1999. This refinement uses a more complex quantative model looking at over 50 factors to determine which stocks to buy and which stocks to sell. We have gradually been selling stocks which we bought earlier in the year, and investing the money using our newly refined proprietary model. At the end of January, 2000, approximately 75% of the Alpha Analytics Small Cap Quant portfolio was invested using the more complex strategy. By the end of the current fiscal year (July 31, 2000) the portfolio will be close to 100% invested using the refined quantitative discipline.

The Alpha Analytics Value Fund had an extraordinary first year, returning 46.73% for the calendar year ending on December 31, 1999. The Value Fund was the top performing Large Cap Value Fund as determined by both Morningstar and Lipper. Over this same period the return for the S&P500 was 21.04%. The average return of all Large Cap Value mutual funds followed by Morningstar was 6.59%. This strong performance of the Alpha Analytics Value Fund relative to its peers has continued into the new year. The Value Fund remains the top performing Large Cap Value Mutual Fund for the one year period ending January 31, 2000.

On December 22, 1999 we added a new fund to our family: The Alpha Analytics Digital Future Fund. This Fund is off to a strong start, returning 13.70% from inception through January 31, 2000. For the month of January this Fund finished in the top 6% of Tech sector funds followed by Morningstar. This Fund is team managed by myself, Michael Cohen and John Gipson. In picking stocks we employ our own unique hybrid approach. We start with our vision of the future of information technology, and pick companies that we believe will be leaders in the information technology sector. These stocks are then tested using our proprietary quantitative model developed specifically for the tech sector. This model aids us in determining which stocks we should buy (or sell), and how large a position to establish in each. We are pleased with the results to date.

Our website (WWW.ALPHAANALYTICS.COM) continues to be an extremely important channel for communication. We encourage you to visit us there. Prospectuses and account applications can be directly downloaded from the website. The daily Net Asset Values ("NAV") and performance figures are updated on a daily basis. We have had virtual visitors from around the world, including Indonesia, Japan, Sweden, and more than 20 other countries. In January our website was finally listed on Yahoo. Following this we were picked up by several other search engines. This had an immediate impact on traffic to the website. Web hits increased from less than 5 per day to about 200 per day in the period immediately following our inclusion on Yahoo. Things have fallen off since then, but we seem to have stabilized at about 50 visits per day. We continue to work on publicizing our website with other search engines. We answer all email that originates from the website, and welcome suggestions from you on how we can improve the website and our customer service.

I started this letter by addressing you as "Fellow Shareholders". I personally own substantial shares in all three funds. This is true of our portfolio managers as well. We invest this money like our own because our money is invested side-by-side with yours.

Thanks again for choosing Alpha Analytics Mutual Funds as one of your investment vehicles. Some closing thoughts. Are we concerned by the very high valuations in the large cap tech sector? Yes, we are. Do we think this means you should abandon your long-term investment strategy and move to cash? No, we don't. The basics of successful long-term investing remain: knowing your own tolerance for risk and desire for reward, careful planning, diligent implementation, persistent patience and appropriate diversification. Don't let short term market volatility (either up or down) knock you off your well thought out long term investment plans.

Best regards,


Robert Gipson
President


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                                  (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
   ------                                                             -----

COMMON STOCKS - 99.16%
APPAREL MANUFACTURERS - 3.56%
     3,000+  Jones Apparel Group, Inc. .........................    $    66,000
     4,100   Warnaco Group, Inc. ...............................         42,794
                                                                    -----------
                                                                        108,794
                                                                    -----------
BANKING - 2.09%
     1,900   First Union Corporation ...........................         63,769
                                                                    -----------
BASIC MATERIALS - 2.22%
     1,500   Minerals Technologies, Inc. .......................         67,688
                                                                    -----------
BEVERAGES - 3.17%
     3,200   Diageo PLC- Sposored ADR ..........................         96,600
                                                                    -----------
COMMERCIAL SERVICES - 6.36%
     2,500   First Data Corporation ............................        122,656
     2,000   Manpower, Inc. ....................................         71,375
                                                                    -----------
                                                                        194,031
                                                                    -----------
COMMUNICATION SERVICES - 3.98
     2,300   AT&T Corporation ..................................        121,325
                                                                    -----------
COMPUTER HARDWARE - 6.82%
     7,600   Compaq Computer Corporation .......................        208,050
                                                                    -----------
COMPUTER NETWORKS - 16.28%
     5,700+  3Com Corporation ..................................        289,275
     6,200+  Novell, Inc. ......................................        206,925
                                                                    -----------
                                                                        496,200
COMPUTER SOFTWARE & PROGRAMMI                                       -----------

     2,000+  J.D. Edwards & Company ............................         59,625
     1,000+  Oracle Corporation ................................         49,953
     2,700+  Synopsys, Inc. ....................................        124,706
                                                                    -----------
                                                                        234,284
                                                                    -----------
ELECTRICAL EQUIPMENT - 3.12%
       644   Knoninklijke Philips Electronics N.V ..............         95,151
                                                                    -----------

FINANCIAL SERVICES - 6.49%
     1,424   ING Groep N.V. Sponsored ADR ......................         72,713
     2,500   MBIA, Inc. ........................................        125,156
                                                                    -----------
                                                                        197,869
                                                                    -----------
INSURANCE - 1.52%
     2,000   Allstate Corporation ..............................         46,375
                                                                    -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






                                      -2-


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                            (CONTINUED) - (UNAUDITED)

                                                                      MARKET
  SHARES                                                              VALUE
  ------                                                              -----

MANUFACTURING - 1.80%
     3,000+  Owens-Illinois, Inc. ..............................   $    54,937
                                                                   -----------

MEDIA & ENTERTAINMENT - 1.71%
     1,600+  Infinity Broadcating Corporation ..................        52,000
                                                                   -----------

MEDICAL & RELATED - 4.23%
     2,000   Abbott Laboratories ...............................        65,250
     1,000   Baxter International, Inc. ........................        63,875
                                                                   -----------
                                                                       129,125
                                                                   -----------
OIL,  ENERGY & NATURAL GAS - 6.47%
     3,500   Conoco, Inc- Cl B .................................        82,469
     1,000   Schlumbeger Limited ...............................        61,062
     1,693+  Transocean Sedco Forex, Inc. ......................        53,859
                                                                   -----------
                                                                       197,390
                                                                   -----------
PHARMACEUTICALS - 10.48%
     3,200   American Home Products Corporation ................       150,600
     2,000+  Elan Corporation PLC Sponsored ADR ................        60,125
     2,700+  Watson Pharmaceuticals, Inc. ......................       108,844
                                                                   -----------
                                                                       319,569
                                                                   -----------
RETAIL - 9.19%
     4,700+  Abercrombie & Fitch ...............................       100,463
     1,700+  Borders Group, Inc. ...............................        23,375
     2,600+  Brinker International, Inc. .......................        65,650
       800   Limited, Inc. .....................................        24,550
     6,400+  Office Depot, Inc. ................................        64,400
       114+  Too, Inc. .........................................         1,888
                                                                   -----------
                                                                       280,326
                                                                   -----------
TRAVEL SERVICES - 1.97%
     2,500   Galileo International, Inc. .......................        60,156
                                                                   -----------

             TOTAL COMMON STOCK
             (Cost $2,719,862) .................................     3,023,639
                                                                   -----------

SHORT TERM INVESTMENTS - 2.23%
    67,988   Firstar Treasury Fund
             (Cost $67,988) ....................................        67,988
                                                                   -----------

             TOTAL INVESTMENTS
             (Cost $2,787,850) .................   101.39%           3,091,627

             Liabilities in excess of
                other assets ...................    (1.39)%            (42,348)
                                                   --------        -----------

             TOTAL NET ASSETS ..................   100.00 %        $ 3,049,279
                                                   ========        ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






                                      -3-


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                            (CONTINUED) - (UNAUDITED)

(1)  Federal Tax Information: At January 31, 2000
     the net unrealized appreciation based
     on cost for Federal Income tax purposes of
     $2,787,850 was as follows:
             Aggregate gross unrealized appreciation
             for all investments for
             which there was an excess of
             value over cost ...................................   $   517,579
             Aggregate gross unrealized depreciation
             for all investments for
             which there was an excess of
             cost over value ...................................      (213,802)
                                                                   -----------
             Net unrealized appreciation .......................   $   303,777
                                                                   ===========

+    Non-income producing security










   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





                                      -4-

                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                                  (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
   ------                                                            -----

COMMON STOCKS - 101.89%
AUTO & AUTOMOTIVE PRODUCTS- 4.97%
       900+  Strattec Security Corporation......................   $    30,600
     1,500+  Tower Automotive, Inc..............................        21,563
                                                                   -----------
                                                                        52,163
                                                                   -----------
BUILDING & CONSTRUCTION - 4.17%
     1,900+  Dayton Superior Corporation........................        43,819
                                                                   -----------

CAPITAL EQUIPMENT - 4.07%
    1,800+   Astec Industries, Inc..............................        42,750
                                                                   -----------

COMMERCIAL SERVICES - 1.90%
     2,100+  Personnel Group of America, Inc....................        19,950
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 8.67%
     1,000+  Powerwave Technologies, Inc........................        91,125
                                                                   -----------

COMPUTERS- PERIPHERAL EQUIPMENT - 5.87%
     1,000   Ancor Communications, Inc..........................        37,625
     2,100+  CHS Electronics, Inc...............................         2,625
     3,500+  Mitek Systems, Inc.................................        21,437
                                                                   -----------
                                                                        61,687
                                                                   -----------
COMPUTER SERVICES - 5.58%
     2,000+  Data Broadcasting Corporation......................        16,500
     1,000+  Digital River, Inc.................................        26,125
     1,000+  Vixel Corporation..................................        16,000
                                                                   -----------
                                                                        58,625
                                                                   -----------
COMPUTER SOFTWARE - 2.45%
     2,300+  Pervasive Software, Inc............................        25,731
                                                                   -----------

ELECTRIC COMPANIES - 3.77%
     1,600   Harmon Industries, Inc.............................        21,000
       800   Trigen Energy Corporation..........................        18,550
                                                                   -----------
                                                                        39,550
                                                                   -----------
ELECTRONIC - SEMICONDUCTOR- 4.80%
       500+  Hi/Fn, Inc.........................................        27,562
       500+  Zoran Corporation..................................        22,813
                                                                   -----------
                                                                        50,375
                                                                   -----------
FIBER OPTICS - 2.04%
     1,000+  C-Cor.Net Corporation..............................        21,375
                                                                   -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      -5-

                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                           (CONTINUED) - (UNAUDITED)

                                                                    MARKET
  SHARES                                                            VALUE
  ------                                                            -----

FINANCIAL SERVICES - 7.90%
       700+  FPIC Insurance Group, Inc..........................   $    11,944
       800+  National Discount Brokers Group, Inc...............        17,400
     1,000+  Nextcard, Inc......................................        34,625
     3,000+  Track Data Corporation.............................        18,938
                                                                   -----------
                                                                        82,907
                                                                   -----------
HEALTHCARE - 3.32%
     2,000+  Eclipse Surgical Technologies, Inc.................        14,250
     1,500+  Res-Care, Inc......................................        20,625
                                                                   -----------
                                                                        34,875
                                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES - 2.98%
     3,630   The Rowe Companies.................................        31,309
                                                                   -----------

INTERNET - 5.12%
     500+    MarketWatch.com, Inc...............................        19,062
     500+    Netopia, Inc.......................................        24,813
     500+    On2.com, Inc.......................................         9,844
                                                                   -----------
                                                                        53,719
                                                                   -----------
MARKETING - 1.72%
     1,000+  Marketing Services Group, Inc......................        18,063
                                                                   -----------
MEDICAL & RELATED - 8.52%
     2,000+  Cell Genesys, Inc..................................        29,500
     5,000+  North American Vaccine, Inc........................        28,438
     1,300+  Syncor International Corporation...................        31,525
                                                                   -----------
                                                                        89,463
                                                                   -----------
OIL & GAS - 2.98%
     1,000+  Basin Exploration, Inc.............................        13,562
     2,000+  Key Energy Services, Inc...........................        17,750
                                                                   -----------
                                                                        31,312
                                                                   -----------
PRINTING & PUBLISHING - 1.67%
     2,000+  Gibson Greetings, Inc..............................        17,500
                                                                   -----------

RADIO - 3.72%
     1,000+  Cumulus Media, Inc.................................        39,062
                                                                   -----------

RESTAURANTS - .88%
     2,000   Avado Brands, Inc..................................         9,250
                                                                   -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      -6-

                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                           (CONTINUED) - (UNAUDITED)

                                                                   MARKET
   SHARES                                                          VALUE
   ------                                                          -----

RETAIL - 4.36%
     1,000+  Cyberian Outpost, Inc..............................   $     9,250
     4,000+  Grand Union Company................................        23,500
     2,600+  Value America, Inc.................................        13,081
                                                                   -----------
                                                                        45,831
                                                                   -----------
STEEL - 6.42%
     1,000+  Lone Star Technologies, Inc........................        27,562
     2,000+  Maverick Tube Corporation..........................        39,875
                                                                   -----------
                                                                        67,437
                                                                   -----------
S&L'S/SAVINGS BANKS - 1.46%
     1,000+  Net.B@nk, Inc......................................        15,312
                                                                   -----------

TRANSPORTATION - 2.55%
     2,000+  Covenant Transport, Inc............................        26,750
                                                                   -----------

             TOTAL COMMON STOCK
             (Cost $1,206,463)..................................     1,069,940
                                                                   -----------

SHORT TERM INVESTMENTS - 3.36%
    35,273   Firstar Treasury Fund
             (Cost $35,273).....................................        35,273
                                                                   -----------

             TOTAL INVESTMENTS
             (Cost $1,241,736)..........................105.25 %     1,105,213

             Liabilities in excess of other assets.......(5.25)%       (55,139)
                                                        --------   -----------
             TOTAL NET ASSETS...........................100.00 %   $ 1,050,074
                                                        ========   ===========




(1)  Federal Tax Information: At January 31, 2000
     the net unrealized depreciation based
     on cost for Federal Income tax purposes
     of $1,241,736 was as follows:
             Aggregate gross unrealized appreciation
             for all investments for which there was
             an excess of value over cost.......................   $   111,768
             Aggregate gross unrealized depreciation for all
             investments for which there was an excess of
             cost over value....................................      (248,291)
                                                                   -----------

             Net unrealized depreciation........................   $  (136,523)
                                                                   ===========

+    Non-income producing security


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      -7-


                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                                  (UNAUDITED)
                                                                      MARKET
SHARES                                                                VALUE
------                                                                -----

COMMON STOCKS - 95.10%
COMMUNICATIONS EQUIPMENT - 14.15%
       300+  Comverse Technology, Inc...........................   $    43,013
       500+  Harmonic, Inc......................................        48,156
       400   Nortel Networks Corporation........................        38,250
       400+  Qualcomm, Inc......................................        50,800
                                                                   -----------
                                                                       180,219
                                                                   -----------
COMPUTER HARDWARE - 6.88%
     1,000+  Ancor Communications, Inc..........................        37,625
       500+  Emulex Corporation.................................        50,000
                                                                   -----------
                                                                        87,625
                                                                   -----------
COMPUTERS - PERIPHERAL EQUIPMENT - 4.21%
       400+  SanDisk Corporation................................        53,550
                                                                   -----------

COMPUTER SOFTWARE & SERVICES - 12.06%
       100+  Commerce One, Inc..................................        17,225
       300+  Foundry Networks, Inc..............................        40,406
       300+  Informatica Corporation............................        28,087
     1,400+  Legato Systems, Inc................................        35,263
       500   SAP AG- Sponsored ADR..............................        32,594
                                                                   -----------
                                                                       153,575
                                                                   -----------
ELECTRICAL EQUIPMENT - 3.36%
     2,000+  C-COR.net Corporation..............................        42,750
                                                                   -----------

ELECTRONICS - INSTRUMENT - 6.81%
     1,000+  Coherent, Inc......................................        44,062
       600   Newport Corporation................................        42,675
                                                                   -----------
                                                                        86,737
                                                                   -----------
ELECTRONICS- SEMICONDUCTORS - 21.30%
       200+  Broadcom Corporation...............................        57,863
       600+  Conexant Systems, Inc..............................        50,700
       300+  QLogic Corporation.................................        45,881
       600+  Rambus, Inc........................................        45,225
       700+  Vitesse Semiconductor Corporation..................        30,450
       900+  Xilinx, Inc........................................        41,175
                                                                   -----------
                                                                       271,294
                                                                   -----------
FIBER OPTICS - 14.94%
       200+  E-Tek Dynamics, Inc................................        36,400
       500+  JDS Uniphase Corporation...........................       101,969
       200+  SDL, Inc...........................................        51,838
                                                                   -----------
                                                                       190,207
                                                                   -----------
INTERNET - 11.39%
       500+  CMGI, Inc..........................................        56,281
       500+  DoubleClick, Inc...................................        49,406
     2,000+  On2.com, Inc.......................................        39,375
                                                                   -----------
                                                                       145,062
                                                                   -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      -8-

                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000
                           (CONTINUED) - (UNAUDITED)

             TOTAL COMMON STOCK
             (Cost $1,227,213)..................................   $ 1,211,019
                                                                   -----------

             TOTAL INVESTMENTS
             (Cost $1,227,213)...........................95.10 %     1,211,019

             Cash and other assets less liabilities.......4.90 %        62,392
                                                        --------   -----------

             TOTAL NET ASSETS...........................100.00 %   $ 1,273,411
                                                        ========   ===========



(1)  Federal Tax Information: At January 31, 2000
     the net unrealized depreciation based
     on cost for Federal Income tax purposes of
     $1,227,213 was as follows:
             Aggregate gross unrealized appreciation
             for all investments for which there was
             an excess of value over cost.......................   $    98,145
             Aggregate gross unrealized depreciation
             for all investments for which there was an
             excess of cost over value..........................      (114,339)
                                                                   -----------

             Net unrealized depreciation........................   $   (16,194)
                                                                   ===========

+    Non-income producing security

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                January 31, 2000
                                   (UNAUDITED)

                                                                                    SMALL CAP       DIGITAL
                                                                    VALUE FUND     QUANT FUND     FUTURE FUND
                                                                    ----------     ----------     -----------
ASSETS:
Investments in securities, at value (Cost $2,787,850, $1,241,736
      and $1,227,213, respectively) (Note 2) ...................   $ 3,091,627    $ 1,105,213    $ 1,211,019
Cash ...........................................................             0              0          6,678
Receivable for securities sold .................................        30,701              0        122,796
Receivable for fund shares sold ................................        10,487              0         20,826
Dividends and interest receivable ..............................         1,194             38            107
                                                                   -----------    -----------    -----------
      Total Assets .............................................     3,134,009      1,105,251      1,361,426
                                                                   -----------    -----------    -----------

LIABILITIES:
Payable for securities purchased ...............................        81,305         53,992         86,765
Accrued advisory fees (Note 3) .................................         3,425          1,185          1,250
                                                                   -----------    -----------    -----------
      Total Liabilities ........................................        84,730         55,177         88,015
                                                                   -----------    -----------    -----------
      Net Assets ...............................................   $ 3,049,279    $ 1,050,074    $ 1,273,411
                                                                   ===========    ===========    ===========

NET ASSETS CONSIST OF:
      Additional paid in capital  (Note 6) .....................   $ 2,447,536    $ 1,114,419    $ 1,245,768
      Accumulated net investment loss (Note 6) .................        (8,719)        (5,411)        (1,106)
      Undistributed net realized gain
        from investment transactions (Note 6) ..................       306,685         77,589         44,943
     Net unrealized appreciation (depreciation) on
        investments ............................................       303,777       (136,523)       (16,194)
                                                                   -----------    -----------    -----------
      Net Assets ...............................................   $ 3,049,279    $ 1,050,074    $ 1,273,411
                                                                   ===========    ===========    ===========

Net asset value and redemption price per share
      ($3,049,279/226,776, $1,050,074/114,455 and
       and $1,273,411/112,044 shares of capital stock
       outstanding, respectively) (Note 4) .....................   $     13.45    $      9.17    $     11.37
                                                                   ===========    ===========    ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                             STATEMENT OF OPERATIONS
                    For the six months ended January 31, 2000
                                   (UNAUDITED)


                                                                 SMALL CAP    DIGITAL
                                                   VALUE FUND   QUANT FUND  FUTURE FUND(1)
                                                   ----------   ----------  -----------

INVESTMENT INCOME:
Dividends .......................................   $  7,804   $     782    $      0
Interest ........................................      2,064         248         144
                                                    --------   ---------    --------
       Total investment income ..................      9,868       1,030         144

EXPENSES:
Investment advisory fee (Note 3) ................     17,591       6,441       1,250
Trustees fees ...................................      5,000       5,000       2,000
                                                    --------   ---------    --------
       Total expenses ...........................     22,591      11,441       3,250

Less:  Expense reimbursement and waivers (Note 3)     (5,000)     (5,000)     (2,000)
                                                    --------   ---------    --------
       Net expenses .............................     17,591       6,441       1,250
                                                    --------   ---------    --------

      Net investment loss .......................     (7,723)     (5,411)     (1,106)
                                                    --------   ---------    --------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
(Note 2)
Net realized gain from investment
      transactions ..............................    306,547      77,589      44,943
Unrealized appreciation (depreciation) of
      investments for the period ................    167,656     (35,283)    (16,194)
                                                    --------   ---------    --------
Net realized and unrealized gain
       on investments ...........................    474,203      42,306      28,749
                                                    --------   ---------    --------
Net increase in net assets resulting
       from operations ..........................   $466,480   $  36,895    $ 27,643
                                                    --------   ---------    --------


(1) The Digital Future Fund commenced operations on December 22, 1999.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                               FOR THE SIX     JANUARY 1, 1999(1)
                                                              MONTHS ENDED         THROUGH
                                                            JANUARY 31, 2000    JULY 31, 1999
                                                            ----------------    -------------
                                                               (UNAUDITED)


INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment income (loss) ..............................     $  (7,723)    $    1,162
Net realized gain from investment transactions ............       306,547        125,255
Unrealized appreciation for the period ....................       167,656        136,121
                                                                ---------     ----------
Net increase in net assets resulting from operations ......       466,480        262,538
                                                                ---------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS:

Distributions from net investment income ($0.01 and $0.00
    per share, respectively) ..............................        (2,157)             0
Distributions from net gain on investments ($0.58 and $0.00
     per share, respectively) .............................      (125,117)             0
Capital share transactions (Note 4) .......................       324,824      2,071,711
                                                                ---------     ----------

Net increase in net assets ................................       664,030      2,334,249
NET ASSETS:
Beginning of period .......................................     2,385,249         51,000
                                                                ---------     ----------

End of period .............................................   $ 3,049,279    $ 2,385,249
                                                              ===========    ===========





(1) Commencement of operations.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                             FOR THE SIX        JANUARY 1, 1999(1)
                                                             MONTHS ENDED            THROUGH
                                                            JANUARY 31, 2000       JULY 31, 1999
                                                            ----------------       -------------
                                                             (UNAUDITED)


INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment loss ...........................................   $    (5,411)   $    (4,520)
Net realized gain from investment transactions ................        77,589            470
Unrealized depreciation for the period ........................       (35,283)      (101,240)
                                                                  -----------    -----------

Net increase (decrease) in net assets resulting from operations        36,895       (105,290)
                                                                  -----------    -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS:

Distributions from net investment income ......................             0              0
Distributions from net gain on investments ....................             0              0
Capital share transactions (Note 4) ...........................        18,785      1,048,684
                                                                  -----------    -----------
Net increase in net assets ....................................        55,680        943,394
NET ASSETS:
Beginning of period ...........................................       994,394         51,000
                                                                  -----------    -----------
End of period .................................................   $ 1,050,074    $   994,394
                                                                  ===========    ===========


(1) Commencement of operations.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                 DECEMBER 22, 1999(1)
                                                                      THROUGH
                                                                 JANUARY 31, 2000
                                                                 ----------------
                                                                    (UNAUDITED)


INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment loss ..........................................      $    (1,106)
Net realized gain from investment transactions ...............           44,943
Unrealized depreciation for the period .......................          (16,194)
                                                                    -----------

Net increase in net assets resulting from operations .........           27,643
                                                                    -----------


DISTRIBUTIONS PAID TO SHAREHOLDERS:

Distributions from net investment income .....................                0
Distributions from net gain on investments ...................                0
Capital share transactions (Note 4) ..........................        1,235,768
                                                                    -----------

Net increase in net assets ...................................        1,263,411
NET ASSETS:
Beginning of period ..........................................           10,000
                                                                    -----------

End of period ................................................      $ 1,273,411
                                                                    ===========


(1) Commencement of operations.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            FOR THE SIX        JANUARY 1, 1999(1)
                                                            MONTHS ENDED            THROUGH
                                                          JANUARY 31, 2000       JULY 31, 1999
                                                           (UNAUDITED)
                                                          -----------------    -------------------
Net asset value, beginning of period .......................   $      11.92     $      10.00
                                                               ------------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) ...............................          (0.04)            0.01
Net realized and unrealized gain on
     investments ...........................................           2.16             1.91
                                                               ------------     ------------
Total from investment operations ...........................           2.12             1.92
                                                               ------------     ------------

LESS DISTRIBUTIONS
Dividends from net investment income .......................          (0.01)            0.00
Distribution from realized gains from security
     transactions ..........................................          (0.58)            0.00
                                                               ------------     ------------
Total distributions ........................................          (0.59)            0.00
                                                               ------------     ------------

Net asset value, end of period .............................   $      13.45     $      11.92
                                                               ============     ============

Total return (3) ...........................................          18.00%           19.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ......................    $      3,049     $      2,385
Ratio of expenses to average net assets,
     before reimbursement ..................................           1.66%(2)         2.45%(2)
Ratio of expenses to average net assets,
    net of reimbursement ...................................           1.30%(2)         1.30%(2)
Ratio of net investment income (loss) to average net
     assets, before reimbursement ..........................          (0.94)%(2)       (1.03)%(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement ..................................          (0.57)%(2)        0.12%(2)
Portfolio turnover rate ....................................          51.18%           32.98%



(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.
(3) Based on net asset value per share.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               FOR THE SIX     JANUARY 1, 1999(1)
                                                               MONTHS ENDED         THROUGH
                                                            JANUARY 31, 2000    JULY 31, 1999
                                                            ----------------    -------------
                                                               (UNAUDITED)

Net asset value, beginning of period .......................   $       8.86     $    10.00
                                                               ------------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss ........................................          (0.05)         (0.04)
Net realized and unrealized gain (loss) on
    investments ............................................           0.36          (1.10)
                                                               ------------     ----------
Total from investment operations ...........................           0.31          (1.14)
                                                               ------------     ----------

LESS DISTRIBUTIONS
Dividends from net investment income .......................           0.00           0.00
Distribution from realized gains from security
     transactions ..........................................           0.00           0.00
                                                               ------------     ----------
Total distributions ........................................           0.00           0.00
                                                               ------------     ----------

Net asset value, end of period .............................   $       9.17     $     8.86
                                                               ============     ==========

Total return (3) ...........................................           3.50%        (11.40)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .....................     $      1,050     $      994
Ratio of expenses to average net assets,
     before reimbursement ..................................           2.30%(2)       3.23%(2)
Ratio of expenses to average net assets,
     net of reimbursement ..................................           1.30%(2)       1.30%(2)
Ratio of net investment income (loss) to average net
     assets, before reimbursement ..........................          (2.09)%(2)     (2.80)%(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement ..................................          (1.09)%(2)     (0.87)%(2)
Portfolio turnover rate ....................................          94.18%          3.90%


(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.
(3) Based on net asset value per share.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            DECEMBER 22, 1999(1)
                                                                  THROUGH
                                                              JANUARY 31, 2000
                                                              ----------------
                                                                 (UNAUDITED)

Net asset value, beginning of period ..........................   $   10.00
                                                                  ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) ..................................       (0.01)
Net realized and unrealized gain on
     investments ..............................................        1.38
                                                                  ---------
Total from investment operations ..............................        1.37
                                                                  ---------
LESS DISTRIBUTIONS
Dividends from net investment income ..........................        0.00
Distribution from realized gains from security
     transactions .............................................        0.00
                                                                  ---------
Total distributions ...........................................        0.00
                                                                  ---------
Net asset value, end of period ................................   $   11.37
                                                                  =========
Total return (3) ..............................................       13.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .........................    $   1,273
Ratio of expenses to average net assets,
    before reimbursement ......................................        3.31%(2)
Ratio of expenses to average net assets,
     net of reimbursement .....................................        1.30%(2)
Ratio of net investment income (loss) to average net
     assets, before reimbursement .............................       (3.12)%(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement .....................................       (1.11)%(2)
Portfolio turnover rate .......................................       41.49%


(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.
(3) Based on net asset value per share.






   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2000
                                   (UNAUDITED)


NOTE 1. ORGANIZATION

     Alpha Analytics Value Fund, Alpha Analytics Small Cap Quant Fund and Alpha Analytics Digital Future Fund (each a "Fund" or collectively the "Funds") were each organized as a series of Alpha Analytics Investment Trust, an Ohio business trust (the "Trust"). The Value Fund and Small Cap Quant Fund were organized on August 18, 1998, and commenced operations on January 1, 1999. The Digital Future Fund was organized on December 13, 1999, and commenced operations on December 22, 1999. The Trust is an open-end, diversified management investment company under the Investment Company Act of 1940, authorized to issue an unlimited number of shares, and each share represents an undivided, proportionate interest in each Fund, each with its own investment objectives and policies.

    Each Funds' investment objective is to provide shareholders with long term capital appreciation. The Value Fund seeks to achieve its objective by pursuing a relative value philosophy, investing in stocks of companies that possess above-average financial characteristics and that are attractively priced relative to the market and to the prices at which stocks have sold on a historical basis. The Quant Fund seeks to achieve its objective by investing in stocks which have characteristics empirically associated with growth in share price. It is anticipated that the Quant Fund will invest primarily in equity securities of U.S. and Canadian companies with smaller market capitalizations. The Digital Future Fund seeks to achieve its objective by investing primarily in stocks of information technology companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

      SECURITY VALUATION-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price on such exchanges, or at the last bid price in the over-the-counter market except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.,

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the Adviser believes such prices accurately reflect the fair market value of the security.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2000
                            (CONTINUED) - (UNAUDITED)


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      FEDERAL INCOME TAXES- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

      DIVIDENDS AND DISTRIBUTIONS-Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

     ORGANIZATION EXPENSES- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Funds incurred organization expenses. The Adviser was obligated to incur these expenses.

      SECURITY TRANSACTIONS- The Funds follow industry practice and records security transactions on the trade date. The first in first out identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.


NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

     The Trust retains Alpha Analytics Investment Group, LLC (the "Adviser"), to manage the assets of each Fund. Under the terms of the agreement, a monthly fee is paid to the Adviser at an annual rate of 1.50% of the average daily net assets of each Fund. The Adviser pays all of the operating expenses for each of the Funds except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. Through November 30, 2000, the Adviser has agreed to waive 0.20% of average net assets from its fees so that the fee would be 1.30% of average daily net assets.

     For the six months ended January 31, 2000, the Adviser earned advisory fees of $25,282. The Advisor earned $17,591 from the Value Fund, $6,441 from the Small Cap Quant Fund, and $1,250 from the Digital Future Fund. For this same time period, the Adviser paid all fees and expenses relating to non-interested person trustees, and will not seek reimbursement from the Funds.

     The Adviser has entered into a sub-advisory agreement with Cambiar Investors, Inc. to serve as the sub-adviser to the Value Fund.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2000
                            (CONTINUED) - (UNAUDITED)


NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

     The Trust has an agreement with American Data Services, Inc. (the "Administrator") to provide shareholder servicing , fund accounting and administrative services to the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws. For its services as Administrator and Transfer Agent, American Data Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate based upon assets and the number of shareholder accounts serviced subject to an annual minimum fee of $43,200 per Fund.

     Certain officers and trustees of the Funds are also officers and owners of Alpha Analytics Investment Group, L.L.C. and American Data Services. Beneficial ownership of more than 25% of the voting securities of the Funds creates a presumption of control of this Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2000, Wildwood Enterprises owned more than 25% of each Fund, and Robert Gipson, President of the Fund, owned more than 25% of the Value Fund and Small Cap Quant Fund.

     The Trust has an agreement with AmeriMutual Funds Distributors, Inc. (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.



NOTE 4. FUND SHARE TRANSACTIONS

     At January 31, 2000, there were an unlimited number of Fund shares authorized. Paid in capital at January 31, 2000, for the Value Fund, Small Cap Quant Fund, and Digital Future Fund, amounted to $2,447,536, $1,114,419, and $1,245,768, respectively.

     Transactions in capital shares were as follows:

                                                        ALPHA ANALYTICS VALUE FUND

                                                 FOR THE SIX               FOR THE PERIOD
                                                 MONTHS ENDED            JANUARY 1, 1999(1)
                                               JANUARY 31, 2000          TO JULY 31, 1999
                                                SHARES     AMOUNT       SHARES       AMOUNT
                                           --------------------------------------------------
                                              (UNAUDITED)

     Shares sold.......................        25,806     $323,629     195,006    $2,071,723
     Shares issued for reinvestment of
      dividends and distributions
      from realized gains..............         9,876      127,211           0             0
     Shares redeemed...................        (9,011)    (126,015)         (1)          (12)
                                            ---------    ---------     -------    ----------
     Net increase......................        26,671    $ 324,825     195,005    $2,071,711
                                            =========    =========     =======    ==========

     (1) Commencement of operations.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2000
                            (CONTINUED) - (UNAUDITED)


NOTE 4. FUND SHARE TRANSACTIONS (CONTINUED)

                                                 ALPHA ANALYTICS SMALL CAP QUANT FUND

                                                  FOR THE SIX               FOR THE PERIOD
                                                 MONTHS ENDED               JANUARY 1, 1999(1)
                                                JANUARY 31, 2000             TO JULY 31, 1999
                                              SHARES      AMOUNT        SHARES      AMOUNT
                                         ------------------------------------------------------
                                                  (UNAUDITED)
     Shares sold .....................        2,249    $   18,800       107,108   $1,048,684
     Shares issued for reinvestment of
      dividends and distributions
      from realized gains ............            0             0             0            0
     Shares redeemed .................           (2)          (15)            0            0
                                         ----------    ----------    ----------   ----------

     Net increase ....................        2,247    $   18,785       107,108   $1,048,684
                                         ==========    ==========    ==========   ==========

         (1) Commencement of operations.


                                             ALPHA ANALYTICS DIGITAL FUTURE FUND

                                                    FOR THE PERIOD
                                                  DECEMBER  22, 1999(1)
                                                   TO JANUARY 31, 2000
                                                SHARES            AMOUNT
                                              ----------------------------
                                                        (UNAUDITED)
     Shares sold........................       111,044          $1,235,768
     Shares issued for reinvestment of
      dividends and distributions
      from realized gains...............             0                   0
     Shares redeemed...................              0                   0
                                               -------          ----------
     Net increase.......................       111,044          $1,235,768
                                               =======          ==========

(1)  Commencement of operations.


NOTE 5. INVESTMENTS

     Investment transactions, excluding short-term investments, for the six months ended January 31, 2000, were as follows:

                                                                           SMALL CAP      DIGITAL
                                                            VALUE  FUND    QUANT FUND    FUTURE FUND
                                                            -----  ----    ----------    -----------

         Purchases ......................................   $ 1,873,377   $   951,472    $ 1,418,303
         Sales ..........................................   $ 1,299,931   $   917,388    $   208,003


Accumulated unrealized appreciation-July 31, 1999 .......   $   136,121   $  (101,240)   $         0
     Add:  Gross unrealized appreciation ................       261,249        58,126         98,145
     Less:  Gross unrealized depreciation ...............       (93,593)      (93,409)   $  (114,339)
                                                            -----------   -----------    -----------
Accumulated unrealized appreciation-January 31, 2000 ....   $   303,777   $  (136,523)   $   (16,194)
                                                            ===========   ===========    ===========

Aggregate cost of securities, Federal income tax purposes   $ 2,787,850   $ 1,241,736    $ 1,227,213
                                                            ===========   ===========    ===========


INVESTMENT ADVISER                          INVESTMENT SUB-ADVISER (TO THE
Alpha Analytics Investment Group, LLC       VALUE FUND)
1901 Avenue of the Stars, Suite 1100        Cambiar Investors, Inc.
Los Angeles, CA  90067                      8400 East Prentice Avenue, Suite 460
                                            Englewood, CO  80111



LEGAL COUNSEL                               ADMINISTRATOR
Brown, Cummins & Brown Co., L.P.A.          American Data Services, Inc.
3500 Carew Tower, 441 Vine Street           150 Motor Parkway
Cincinnati, OH  45202                       Hauppauge, New York  11788-5108



CUSTODIAN                                   DISTRIBUTOR
Firstar Bank, N.A.                          AmeriMutual Funds Distributors, Inc.
425 Walnut Street, M.L. 6118                150 Motor Parkway
Cincinnati, Ohio  45202                     Hauppauge, New York  11788-5108



TRANSFER AGENT (ALL PURCHASES AND           INDEPENDENT AUDITORS
ALL REDEMPTION REQUESTS)                    McCurdy & Associates CPA's, Inc.
American Data Services, Inc.                27955 Clemens Road
P.O. Box 5536                               Westlake, Ohio  44145
Hauppauge, New York  11788-0132





                 This report is intended for shareholders of the
          Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.